Intangible Assets - Pre-publication - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets - pre-publication	£ 870	£ 817
Assets and liabilities classified as held for sale [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets - pre-publication		242
Charge on pre-publication assets held for sale	10	67
Additions of pre-publication assets held for sale	13	60
More than 12 months past due date [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets - pre-publication	£ 585	£ 577